Shareholder Report, Holdings (Details)	Aug. 31, 2025
Fidelity Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Fidelity Series Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Series Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Series Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Fidelity Series Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Series Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI U.S. Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Fidelity SAI U.S. Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity SAI U.S. Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity SAI U.S. Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity SAI U.S. Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity SAI U.S. Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity SAI U.S. Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity SAI U.S. Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI U.S. Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI U.S. Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity SAI U.S. Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Fidelity Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Intermediate Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Intermediate Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Fidelity Intermediate Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity SAI Intermediate Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%